RESTATEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
RESTATEMENTS [Abstract]
Schedule of Restatements on the Balance Sheet [Table Text Block]
	As Originally
	Reported	Change	Restated
Intangible assets	$191,615	$(191,615)	$-
Total assets	421,148	(191,615)	229,533

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	44,699	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	44,699	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

	As originally
	Reported	Change	Restated
Intangible assets	231,214	(231,214)	-
Total assets	309,040	(231,214)	77,826

Additional paid in capital	569,115	(236,314)	332,801
Accumulated deficit	(299,663)	5,100	(294,563)
Total stockholders' equity	306,884	(231,214)	75,670
Total liabilities and stockholders' equity	309,040	(231,214)	77,826

Schedule of Restatements on the Statement of Operations [Table Text Block]
	As Originally
	Reported	Change	Restated
General and administrative	$278,107	$(9,873)	$268,234
Total operating expense	(278,107)	9,873	(268,234)
Loss from operations	(278,107)	9,873	(268,234)
Net loss	(277,947)	9,873	(268,074)
Total comprehensive loss	(279,740)	9,873	(269,867)

Net loss per common share - basic and diluted	(0.00)		(0.00)
	As Originally
	Reported	Change	Restated
General and administrative	$678,570	$(29,619)	$648,951
Total operating expense	(678,570)	29,619	(648,951)
Loss from operations	(678,570)	29,619	(648,951)
Net loss	(677,821)	29,619	(648,202)
Total comprehensive loss	(676,979)	29,619	(647,360)

Net loss per common share - basic and diluted	(0.00)		(0.00)

	As originally
	Reported	Change	Restated
General and administrative	588,914	(39,599)	549,315
Total operating expense	954,824	(39,599)	915,225
Loss from operations	(954,824)	39,599	(915,225)
Net loss	(950,117)	39,599	(910,518)
Total comprehensive loss	(948,218)	39,599	(908,619)

Net loss per common share - basic and diluted	(0.00)		(0.00)

	As originally
	Reported	Change	Restated
General and administrative	176,643	(5,100)	171,543
Total operating expense	227,562	(5,100)	222,462
Net loss	(227,562)	(5,100)	(222,462)

Net loss per common share - basic and diluted	(0.00)		(0.00)

Schedule of Restatements on the Statement of Cash Flows [Table Text Block]
	As Originally
	Reported	Change	Restated
Net loss	$(677,821)	$29,619	$(648,202)
Depreciation and amortization	30,210	(29,619)	591

	As originally
	Reported	Change	Restated
Net loss	(950,117)	39,599	(910,518)
Depreciation and amortization	41,829	(39,599)	2,230

	As originally
	Reported	Change	Restated
Net loss	(227,562)	5,100	(222,462)
Depreciation and amortization	6,535	(5,100)	1,435